SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Exercise Price
Number of Option Outstanding	422,126	442,172
Weighed Averate Remaining Contractual Life (in years)	6 years 25 days	6 years
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.80	$ 2.53	0.41	$ 0.42
Number of Option Exercisable	306,117	219,085
Weighted Average Exercise Price, Exercisable	$ 2.54	$ 1.31	$ 0.42
Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Exercise Price	0.40	0.40
Weighted Average Exercise Price, Exercisable	3.36
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Exercise Price	6.50	$ 6.50
Weighted Average Exercise Price, Exercisable	$ 3.41